BACKGROUND (Details)	6 Months Ended
Jun. 30, 2023
Codere Online Luxembourg S.A. [Member]
IfrsStatementLineItems [Line Items]
Entity Type	Holding Company
Ownership percentage	100.00%
Location	Luxembourg
Codere Online U.S. Corp. [Member]
IfrsStatementLineItems [Line Items]
Entity Type	Supporting Entity
Ownership percentage	100.00%
Location	United States
Servicios de Juego Online S.A.U. [Member]
IfrsStatementLineItems [Line Items]
Entity Type	Holding Company
Ownership percentage	100.00%
Location	Spain
Codere Online S.A.U. [Member]
IfrsStatementLineItems [Line Items]
Entity Type	Operating Entity
Ownership percentage	100.00%
Location	Spain
Codere Online Colombia SAS [Member]
IfrsStatementLineItems [Line Items]
Entity Type	Operating Entity
Ownership percentage	100.00%
Location	Colombia
Operating Management Services Panama S.A. [Member]
IfrsStatementLineItems [Line Items]
Entity Type	Operating Entity
Ownership percentage	100.00%
Location	Panama
LIFO AenP [Member]
IfrsStatementLineItems [Line Items]
Entity Type	Operating Entity
Ownership percentage	99.99%
Location	Mexico
Codere Online Operator LTD [Member]
IfrsStatementLineItems [Line Items]
Entity Type	Operating Entity
Ownership percentage	100.00%
Location	Malta
Codere Online Management Services LTD [Member]
IfrsStatementLineItems [Line Items]
Entity Type	Supporting Entity
Ownership percentage	100.00%
Location	Malta
Codere Online Argentina, S.A. [Member]
IfrsStatementLineItems [Line Items]
Entity Type	Operating Entity	[1]
Ownership percentage	95.00%	[1]
Location	Argentina	[1]
Codere Israel Marketing Support Services LTD [Member]
IfrsStatementLineItems [Line Items]
Entity Type	Supporting Entity
Ownership percentage	100.00%
Location	Israel
Codere (Gibraltar) Marketing Services LTD [Member]
IfrsStatementLineItems [Line Items]
Entity Type	Supporting Entity
Ownership percentage	100.00%
Location	Gibraltar

[1]	Please refer to Note 13 for more information about this entity